Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Net Loss Before Provision for (Benefit from) Income Taxes
The components of the net loss before the provision for (benefit from) income taxes were as follows (in thousands):

	Year Ended December 31,
	2022	2023	2024
Domestic	$(35,016)	$(558,047)	$(743,667)
Foreign	—	—	(534)
Net loss before the provision for (benefit from) income taxes	$(35,016)	$(558,047)	$(744,201)

Provision (Benefit) for Income Taxes
The provision (benefit) for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2022	2023	2024
Current:
Federal	$(1,664)	$—	$—
State	(226)	—	6,306
Foreign	—	—	155
Total current income tax expense (benefit)	(1,890)	—	6,461
Deferred:
Federal	(1,697)	35,765	109,010
State	(563)	(64)	3,196
Foreign	—	—	580
Total deferred income tax expense (benefit)	(2,260)	35,701	112,786
Total provision for (benefit from) income taxes	$(4,150)	$35,701	$119,247

Reconciliation of Statutory Federal Income Tax Rate
The following table presents the reconciliation of the statutory federal income tax rate to the Company’s effective tax rate:

	Year Ended December 31,
	2022	2023	2024
U.S. federal tax benefit at statutory rate	21.0%	21.0%	21.0%
State income taxes, net of federal benefit	4.1	0.1	0.1
Stock-based compensation	(0.4)	0.5	1.9
Foreign tax rate differential	—	—	(0.1)
Convertible interest	(0.7)	(0.2)	(0.2)
Change in valuation allowance, net	(9.5)	(7.7)	(17.5)
Derivative liabilities	(3.0)	(20.2)	(21.4)
General business credit - federal	0.1	0.2	0.3
Other	0.3	(0.1)	(0.2)
Effective tax rate	11.9%	(6.4)%	(16.1)%

Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets and liabilities as of December 31, 2023 and 2024, were as follows (in thousands):

	December 31, 2023	December 31, 2024
Deferred tax assets:
Net operating losses	$200,057	$766,434
Lease liabilities	112,634	540,405
Capitalized research and development expenditures	13,637	24,498
Deferred revenue	1,054	309,264

	December 31, 2023	December 31, 2024
Accrued liabilities and reserves	—	2,811
Interest expense carryforward	—	61,443
Research and development credits, net of reserve	1,252	3,244
Stock-based compensation	2,135	7,593
Other	650	2,907
Total deferred tax assets	331,419	1,718,599
Valuation allowance	(47,717)	(180,529)
Deferred tax assets, net of valuation allowance	283,702	1,538,070
Deferred tax liabilities:
Property and equipment	(207,054)	(1,147,258)
Intangible assets	(1,446)	(969)
Operating and financing ROU assets	(111,649)	(539,075)
Total deferred tax liabilities	(320,149)	(1,687,302)
Net deferred tax liabilities, net of valuation allowance	$(36,447)	$(149,232)